COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2024
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES.

21.  COMMITMENTS AND CONTINGENCIES

(a)Capital commitments

The Group’s capital commitments primarily relate to investing activities contracted but not yet reflected in the financial statements.

The following table sets forth the Group’s contractual obligations and commercial commitments as of December 31, 2024:

	Payment Due by Period
		Less than			More than
	Total	1 year	2–3 years	4–5 years	5 years

	(in thousands of RMB)
Factory and office building construction commitments	182,975	162,882	20,093	—	—
Fix assets purchasing commitments	250,775	250,775	—	—	—
Total	433,750	413,657	20,093	—	—

Other than those shown above, the Group did not have any significant capital commitments as of December 31, 2024.

21.  COMMITMENTS AND CONTINGENCIES (CONTINUED)

(b)   Legal proceedings

From time to time, the Group is involved in claims and legal proceedings that arise in the ordinary course of business.

The Group assesses these contingent liabilities, which inherently involves judgment. In assessing loss contingencies related to legal proceedings that are pending against the Group or unasserted claims that may result in legal proceedings, the Group, in consultation with its legal counsel, evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein. If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, the estimated liability would be accrued in the consolidated financial statements. If the assessment indicates that a potentially material loss contingency is not probable, or is probable but cannot be estimated, the nature of the contingent liability, together with an estimate of the range of the reasonably possible loss, if determinable and material, would be disclosed. Loss contingencies considered remote are generally not disclosed since they do not involve guarantees.

The Group made adequate disclose of contingency loss of which an unfavorable outcome of legal proceeding is determined to be reasonably possible but not probable, or if the amount of loss cannot be reasonably estimated.

U.S. Department of Justice Investigation (the “DOJ”)

The Group was contacted by the U.S. Attorney’s Office for the Southern District of New York (“SDNY”) following the Group’s public disclosure on April 2, 2020 relating to the Fabricated Transactions. The SDNY indicated that it had commenced an investigation into the Fabricated Transactions. The Group apprised the SDNY of the relevant Chinese laws that restrict the Group from providing evidence and information without prior approval from the Chinese Ministry of Justice, and is committed to cooperating with the DOJ to the extent permissible under the applicable PRC laws. The Group cannot predict the outcome or the duration of this investigation or any other legal proceedings or any enforcement actions or other remedies that may be imposed on the Group arising out of this investigation. No liability or loss was recognized as of December 31, 2023 and 2024 and for the year then ended.

Ministry of Finance Investigation

On May 6, 2020, the Ministry of Finance of the PRC initiated its investigation into the accounting information of two entities of the Group. On July 31, 2020, the Ministry of Finance of the PRC announced its investigation has been substantially completed. The Ministry of Finance of the PRC further announced that they would impose and publish its relevant penalty decision to the Group in due course. The Group cannot predict the outcome or the duration of this investigation or any other legal proceedings or any enforcement actions or other remedies that may be imposed on the Group arising out of this investigation. No liability or loss was recognized as of December 31, 2023 and 2024 and for the year then ended.

U.S. Class Actions

On February 13, 2020, April 2, 2020, April 8, 2020, and April 10, 2020, putative securities class action complaints were filed in the United States District Court for the Eastern and Southern Districts of New York against the Company, certain of its current and former directors and executives, and the underwriters of the Company’s initial public offering and follow-on offering. These lawsuits were consolidated in the Southern District of New York, and is captioned In re Luckin Coffee Inc. Securities Litigation, 1:20-cv-01293 (S.D.N.Y.) (the “Federal Class Action”). On June 12, 2020, the court appointed co-lead plaintiffs (the “Federal Lead Plaintiffs”) pursuant to the Private Securities Litigation Reform Act of 1995 and ordered the lawsuits consolidated. A consolidated class action complaint was filed on September 24, 2020 that alleges, among other things, that the Company made false and misleading statements and material omissions in its prior registration statements and other public statements by failing to disclose the Fabricated Transactions disclosed in the Company’s April 2, 2020 announcement, and the impact of those Fabricated Transactions on the Company’s financial statements. The consolidated class action complaint variously alleges violations of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, Rule 10b-5 of the Securities Exchange Act of 1934, and Sections 11 and 15 of the Securities Act. On October 26, 2021, the court issued an order preliminarily approving a class-wide settlement of all claims that had been or could have been asserted in the Federal Class Action, in exchange for payment of US$175 million to the class of investors who purchased or otherwise acquired the Company’s ADS during the period from May 17, 2019 through July 15, 2020, inclusive. On July 22, 2022, the court issued an order granting final approval of the settlement.

21.  COMMITMENTS AND CONTINGENCIES (CONTINUED)

(b)   Legal proceedings (continued)

On May 26, 2020, June 18, 2020, and June 23, 2020, putative securities class actions complaints were filed in the Supreme Court of the State of New York, County of New York, against the Company, certain of its current and former directors and executives, and the underwriters of the Company’s initial public offering and follow-on offering. The lawsuits variously alleged that the Company made false and misleading statements and material omissions in its prior registration statements and other public statements by failing to disclose the Fabricated Transactions disclosed in the Company’s April 2, 2020 announcement, and the impact of those Fabricated Transactions on the Company’s financial statements, in violation of Sections 11, 12 and 15 of the Securities Act. On October 16, 2020, the court appointed co-lead plaintiffs and consolidated the lawsuits under the caption In re Luckin Coffee Inc. Securities Litigation, 651939/2020 (N.Y. Sup. Ct.). A consolidated amended complaint was filed on December 23, 2020, adding claims against investment vehicles owned by former officers and directors of Luckin and Luckin’s agent for service of process, Cogency Global. The amended complaint also asserted claims under the Securities Act on behalf of a class of purchasers of convertible senior notes issued by Luckin in January 2020 (the “Notes Class”). On January 9, 2022, the Company reached an agreement in principle with the lead plaintiffs in the State Class Action to resolve claims that have been or could be filed on behalf of a class of purchasers of the Notes who did not release their claims in connection with the Scheme. The State Class Settlement received final approval from the State Court on April 28, 2023.

U.S. “Opt Out” Claims

The Company had also been named as a defendant in the following opt-out lawsuits alleging violations of U.S. securities laws: Kingstown Capital Management. v. Luckin Coffee et al., 1:20-cv-07029 (S.D.N.Y.), Lai Ye v. Luckin Coffee et al., 1:21-cv-2020 (S.D.N.Y.), Nuveen Winslow Large-Cap Growth ESG Fund et al. v. Luckin Coffee et al., 655177/2020 (N.Y. Sup. Ct.) and Bequai v. Luckin Coffee, GV20019430-00 (Va. D. Ct., Fairfax Cty.) As of the date of this annual report, all of the above lawsuits have been voluntarily dismissed by the plaintiffs.

Certain individuals and institutions claiming to be ADS investors have made informal demands for the company to pay alleged losses resulting from the Fabricated Transactions disclosed on April 2, 2020, but have not commenced legal proceedings. In the aggregate, the investors that have made informal demands have asserted losses in excess of US$325 million. On April 13, 2023, two of those investors commenced legal proceedings against the Company in the High Court of the Republic of Singapore, seeking to recover an alleged loss of US$145.8 million in the aggregate. On October 2, 2024, there was a mediate indicator. On January 8, 2025, the Claimants, Credit Suisse and the Company, attended a mediation session, but were unable to come to a settlement. On January 15, 2025, the Claimants sent an email to the Company, informing it that the Claimants and Credit Suisse have settled the claims commenced against Credit Suisse. These legal proceedings are currently in an early stage of development, and the Company intends to use its best efforts to defend.

U.S. Derivative Action

The Company was a nominal defendant in a consolidated putative derivative action filed in the Supreme Court of the State of New York captioned In re Luckin Coffee Inc. Derivative Litigation, 652800/2020 (N.Y. Sup. Ct.). The Federal Class Settlement includes releases of derivative claims on behalf of members of the Federal Class. On November 8, 2022, the parties filed a stipulation of discontinuance with prejudice to conclude the derivative litigation, which the court so-ordered on November 9, 2022.

Canadian Class Action

On or about April 14, 2020, an Application for Authorization to Bring a Class Action was filed against Luckin Coffee Inc. by Martin Banoon (the “Applicant”) in the Superior Court of Quebec file no. 500-06-001058-201. The Applicant sought authorization to institute a class action on behalf of the proposed class members comprised of holders of Luckin Coffee’s ADS, as a result of Fabricated Transactions. On August 9, 2022, the Superior Court of Quebec entered judgment approving the Applicant’s request to discontinue the proceeding.

21.  COMMITMENTS AND CONTINGENCIES (CONTINUED)

(b)   Legal proceedings (continued)

Cayman Bondholder Action

In May 2020, a group of bondholders commenced proceedings in the Cayman Court seeking to recover approximately US$155,000 of losses from the Company. By summons dated May 1, 2020, the bondholders applied ex parte for a worldwide freezing order (the “WFO”) against the Company, which order was granted by the Cayman Court on May 8, 2020. On July 1, 2020 to July 3, 2020 the Cayman Court heard the Company’s application to set aside the WFO. By order dated July 22, 2020, the Cayman Court discharged the WFO. The litigation was automatically stayed on the appointment of the JPLs on July 15, 2020 by operation of section 97 of the Companies Act. On August 12, 2020 the Cayman Court further ordered that the bondholders could seek to appeal the discharge order until 14 days after the discharge of the JPLs. However, there can be no further action in these proceedings as the indebtedness under the Notes has been effectively compromised due to the successful Restructuring as of January 28, 2022. In July 2022, these proceedings were discontinued by a consent order issued by the Cayman Court upon parties’ agreement.

(c)   Provision for U.S. securities litigation

The Company has been named as a defendant in various U.S. securities litigations described in “Note 20. Commitments And Contingencies – (b) legal proceedings. Where possible, the Company contests liability and/or the amount of damages appropriate in each pending matter. Where available information indicates that it is probable that a liability had been incurred as of the date of the consolidated financial statements and the Company can reasonably estimate the amount of that loss, the Company accrues a provision for that loss in accordance with ASC450. The Company’s estimate of probable losses from these litigations is the best estimate after it evaluated the likelihood of various potential outcomes.

The Company recorded a provision for equity litigation of US$187.5 million (approximately RMB1,226.1 million) in the year ended December 31, 2020. The Company recorded an additional US$41.9 million (approximately RMB280.0 million), US$12.6 million (approximately RMB92.2 million) and US$ nil (RMB nil) in the year ended December 31, 2022, 2023 and 2024. As of December 31, 2023 and 2024, the balance of payable for equity litigants settlement was US$16.4 million (approximately RMB116.3 million) and US$16.4 million (approximately RMB119.6 million), respectively.